SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Depreciation Rates) (Details)	12 Months Ended
	Dec. 31, 2012 Computers, Software, Manufacturing And Laboratory Equipment [Member] Minimum [Member]		Dec. 31, 2012 Computers, Software, Manufacturing And Laboratory Equipment [Member] Maximum [Member]	Dec. 31, 2012 Computers, Software, Manufacturing And Laboratory Equipment [Member] Mainly [Member]	Dec. 31, 2012 Office furniture and equipment [Member] Minimum [Member]	Dec. 31, 2012 Office furniture and equipment [Member] Maximum [Member]	Dec. 31, 2012 Office furniture and equipment [Member] Mainly [Member]	Dec. 31, 2011 Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	10.00%	[1]	50.00%	33.00%	6.00%	30.00%	15.00%
Estimated useful life
The shorter of the term of the lease or the useful life of the asset

[1]	Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property, plant and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.